SUMMARY OF STOCK OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of Options, Beginning	140	151
Weighted Average Exercise Price, Beginning Balance	$ 49,656.78	$ 49,656.80
Weighted Average Remaining Contractual Term, Ending Balance	6 years 8 months 23 days	7 years 8 months 19 days	8 years 8 months 12 days
Number of Options, Forfeited/Expired	(2)	(11)
Weighted Average Exercise Price Options, Forfeited/Expired	$ 52,500.70	$ 67,692.00
Number of Options, Ending	138	140	151
Weighted Average Exercise Price, Ending Balance	$ 48,351.27	$ 49,656.78	$ 49,656.80
Number of Options, Exercisable	107
Weighted Average Exercise Price, Exercisable	$ 53,736.00
Weighted Average Remaining Contractual Term, Exercisable	6 years 7 months 17 days